Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2015 and 2014, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

2015	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$3,966,390	$-	$3,966,390
Obligations of state and political subdivisions	-	71,093,028	2,388,864	73,481,892
Mortgage-backed	-	104,479,413	-	104,479,413
Other	999,455	1,888	-	1,001,343
Mortgage servicing rights	-	-	1,181,487	1,181,487

Total recurring	$999,455	$179,540,719	$3,570,351	$184,110,525

Nonrecurring:
Impaired loans, net	$-	$-	$4,641,469	$4,641,469
Other real estate owned	-	-	173,047	173,047

Total nonrecurring	$-	$-	$4,814,516	$4,814,516

2014	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$9,537,052	$-	$9,537,052
Obligations of state and political subdivisions	-	55,562,707	2,535,817	58,098,524
Mortgage-backed	-	137,818,544	-	137,818,544
Other	1,005,055	1,888	-	1,006,943
Mortgage servicing rights	-	-	1,217,931	1,217,931

Total recurring	$1,005,055	$202,920,191	$3,753,748	$207,678,994

Nonrecurring:
Impaired loans, net	$-	$-	$2,874,499	$2,874,499
Other real estate owned	-	-	535,999	535,999

Total nonrecurring	$-	$-	$3,410,498	$3,410,498

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2015, 2014 and 2013:

Mortgage Servicing Rights	2015	2014	2013
Balance at beginning of year	$1,217,931	$1,398,396	$930,760
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	252,288	134,324	312,751
Disposals – amortization based on loan payments
and payoffs	(551,846)	(167,739)	(160,873)
Changes in fair value	263,114	(147,050)	315,758
Balance at end of year	$1,181,487	$1,217,931	$1,398,396

Securities valued using Level 3 inputs
Balance at beginning of year	$2,535,817	$2,673,424
Principal payments received	(145,158)	(139,400)
Changes in fair value	(1,795)	1,793
Balance at end of year	$2,388,864	$2,535,817